MERRILL LYNCH SERIES FUND, INC.
                             MONEY RESERVE PORTFOLIO

                    Supplement dated October 30, 2001 to the
                         Prospectus dated April 26, 2001

     The following information corrects and supersedes any contrary information contained in the table on page 9 of the Money Reserve Portfolio's Prospectus:

     The Money Reserve Portfolio may invest without limitation in U.S. dollar-denominated obligations of foreign issuers.



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                         MERRILL LYNCH SERIES FUND, INC.

                    Supplement dated October 30, 2001 to the
            Statement of Additional Information dated April 26, 2001

     The following information corrects and supersedes any contrary information contained in the section in the Statement of Additional Information captioned "Portfolio Securities--Foreign Securities":

     The Money Reserve Portfolio may invest without limitation in U.S. dollar-denominated obligations of foreign issuers.